Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of profit (loss) to net cash flows from operating activities:
Loss for the year	$ (364,634)	$ (165,334)	$ (171,491)
Adjustments:
Depreciation and amortization	35,581	17,339	7,428
Credit loss allowance expenses	1,440,922	503,679	187,790
Deferred income taxes	(417,612)	(224,654)	(44,025)
Customer Program		11,180
Provision for lawsuits and administrative proceedings	(1,174)	2,818	227
Unrealized losses (gains) on other investments	848	(39,280)
Unrealized losses (gains) on financial instruments	17,794	19,338	48,433
Interest accrued	32,479	11,077	39,521
Contingent share award (CSA) - termination	355,573
Share-based payments	253,203	157,324	35,569
Others	8,203
Total	1,361,183	293,487	103,452
Changes in operating assets and liabilities:
Securities	(1,102,864)	(4,666,792)	(2,008,861)
Compulsory deposits and others at central banks	(1,880,347)	(924,889)	(43,841)
Credit card receivables	(5,213,669)	(2,568,423)	(470,227)
Loans to customers	(1,889,278)	(1,522,217)	(178,686)
Other receivables	(481,824)
Interbank transactions			93
Other assets	(772,415)	(64,072)	78,319
Deposits	6,278,088	4,001,856	2,871,246
Payables to network	2,221,037	1,602,485	312,607
Deferred income	11,277	4,848	3,621
Other liabilities	979,277	417,225	57,841
Interest paid	(30,935)	(9,062)	(6,199)
Income tax paid	(297,090)	(52,314)	(7,880)
Interest received	1,573,133	563,550	263,035
Cash flows (used in) generated from operating activities	755,573	(2,924,318)	974,520
Cash flows from investing activities
Acquisition of property, plant and equipment	(20,001)	(6,025)	(3,084)
Acquisition of intangible assets	(94,305)	(22,473)	(4,902)
Acquisition of subsidiary, net of cash acquired	(10,346)	(114,486)	(8,284)
Acquisition of securities - equity instruments	(2,500)	(11,211)
Cash flow (used in) generated from investing activities	(127,152)	(154,195)	(16,270)
Cash flows from financing activities
Proceeds from senior preferred shares			300,000
Issuance of preferred shares		800,000
Issuance of shares on IPO (2021) and over-allotment (2022)	247,998	2,590,846
Transactions costs from IPO (2021) and over-allotment (2022)	(3,985)	(47,545)
Payments of securitized borrowings	(10,633)	(66,403)	(52,172)
Proceeds from borrowings and financing	581,142	116,349	17,974
Payments of borrowings and financing	(159,983)	(60,523)	(27,893)
Lease payments	(5,005)	(4,387)	(4,568)
Exercise of stock options	4,505	12,252	6,776
Shares repurchased		(4,607)	(15)
Cash flows (used in) generated from financing activities	654,039	3,335,982	240,102
Change in cash and cash equivalents	1,282,460	257,469	1,198,352
Cash and cash equivalents
Cash and cash equivalents - beginning of the year	2,705,675	2,343,780	1,246,566
Foreign exchange rate changes on cash and cash equivalents	184,181	104,426	(101,138)
Cash and cash equivalents - end of the year	4,172,316	2,705,675	2,343,780
Increase (decrease) in cash and cash equivalents	$ 1,282,460	$ 257,469	$ 1,198,352